Joint Ventures	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Joint Ventures	Joint Ventures
8.1    Investment in joint ventures accounted for under the equity method of accounting.

	Equity-accounted investees		Share in income (loss) of joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2025	As of December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	—	8,422	148	2,491	(6,564)
Pavoni & C. Spa	8,390	7,508	274	189	396
Covalent Lithium Pty Ltd. (1)	—	—	—	(758)	107
Pirra Lithium Pty Ltd.	—	3,535	—	—	—
Azure Minerals	576,303	542,456	—	—	—
SH Mining Pty	258	—	—	—	—
Total	584,951	561,921	422	1,922	(6,061)

(1) Investments accounted for using the equity method with a negative value are included within “Other non-current provisions” in the amount of ThUS$770 as of December 31, 2025, ThUS$1,259 as of December 31, 2024 and ThUS$766 as of December 31, 2023. The effects resulting from the share in the profit (loss) of this joint venture for the years ended December 31, 2025 and 2024 for an amount to ThUS$(132) and ThUS$758 and are included within “other (losses) gains”.

	Share on other comprehensive income joint ventures accounted for using the equity method			Share on total comprehensive income of joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	—	(577)	2,450	148	1,914	(4,114)
Pavoni & C. Spa	584	(276)	139	858	(87)	535
Covalent Lithium Pty Ltd. (*)	(13)	265	1,583	(13)	(493)	1,690
Pirra Lithium Pty Ltd.	7	—	—	7	—	—
Azure Minerals	31,940	—	—	31,940	—	—
SH Mining Pty	—	—	—	—	—	—
Total	32,518	(588)	4,172	32,940	1,334	(1,889)